Stock-Based Compensation Expense - Summary of Share-Based Payment Arrangement, Restricted Stock And Restricted Stock Unit, Activity (Detail) - $ / shares	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Share Based Compensation Restricted Stock And Restricted Stock Units Activity [Line Items]
Number of shares outstanding, Beginning	0		0
Number of shares, Granted	1,163,984
Number of shares, Vested	(1,163,984)
Number of shares, Forfeited or cancelled	0
Number of shares outstanding, Ending	0			0
Weighted average grant date fair value, Beginning	$ 0		$ 0
Weighted average grant date fair value, Granted	6.51
Weighted average grant date fair value, Vested	6.51
Weighted average grant date fair value, Forfeited or cancelled	0
Weighted average grant date fair value, Ending	$ 0			$ 0
Restricted Stock Units (RSUs) [Member]
Schedule Of Share Based Compensation Restricted Stock And Restricted Stock Units Activity [Line Items]
Number of shares outstanding, Beginning	5,902,731	11,302,697	5,902,731	0
Number of shares, Granted	5,675,393	5,577,949	5,675,393	6,059,635
Number of shares, Vested	0	(7,876,591)		0
Number of shares, Forfeited or cancelled	(275,310)	(270,654)		(156,904)
Number of shares outstanding, Ending	11,302,814	8,733,401	11,302,697	5,902,731
Weighted average grant date fair value, Beginning	$ 4.2	$ 6.88	$ 4.2	$ 0
Weighted average grant date fair value, Granted	7.28	1.5		4.2
Weighted average grant date fair value, Vested	0	6.47		0
Weighted average grant date fair value, Forfeited or cancelled	6.62	6.81		4.2
Weighted average grant date fair value, Ending	$ 6.9	$ 3.81	$ 6.88	$ 4.2